                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09685

                        Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High Yield Fund

 Schedule of Investments 7/31/2016 (Unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 11.3%

 Energy - 0.9%

 Oil & Gas Equipment & Services - 0.1%

 2,170,000

 SEACOR Holdings, Inc., 3.0%, 11/15/28

 $

 1,704,806

 Oil & Gas Exploration & Production - 0.8%

 6,440,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 2,877,875

 5,930,000

 Whiting Petroleum Corp., 1.25%, 4/1/20

 4,592,044

 1,437,060

 Whiting Petroleum Corp., 6.25%, 4/1/23

 1,278,983

 $

 8,748,902

 Coal & Consumable Fuels - 0.0% †

 4,705,000

 Alpha Natural Resources, Inc., 3.75%, 12/15/17 (e)

 $

 23,525

 Total Energy

 $

 10,477,233

 Materials - 0.1%

 Diversified Metals & Mining - 0.1%

 1,075,000

 RTI International Metals, Inc., 1.625%, 10/15/19

 $

 1,186,531

 Total Materials

 $

 1,186,531

 Capital Goods - 1.4%

 Aerospace & Defense - 0.1%

 1,150,000

 The KEYW Holding Corp., 2.5%, 7/15/19

 $

 1,078,125

 Construction & Engineering - 0.5%

 3,760,000

 Dycom Industries, Inc., 0.75%, 9/15/21 (144A)

 $

 4,425,050

 1,100,000

 Tutor Perini Corp., 2.875%, 6/15/21 (144A)

 1,204,500

 $

 5,629,550

 Electrical Components & Equipment - 0.8%

 10,874,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 7,299,172

 1,550,000

 SolarCity Corp., 1.625%, 11/1/19

 1,141,188

 $

 8,440,360

 Total Capital Goods

 $

 15,148,035

 Consumer Durables & Apparel - 0.4%

 Homebuilding - 0.4%

 4,630,000

 KB Home, 1.375%, 2/1/19

 $

 4,467,950

 Total Consumer Durables & Apparel

 $

 4,467,950

 Consumer Services - 0.4%

 Specialized Consumer Services - 0.4%

 2,710,000

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 1,619,225

 2,195,000

 Carriage Services, Inc., 2.75%, 3/15/21

 2,627,141

 $

 4,246,366

 Total Consumer Services

 $

 4,246,366

 Media - 0.2%

 Cable & Satellite - 0.2%

 1,575,000

 Liberty Media Corp., 1.375%, 10/15/23

 $

 1,671,469

 Total Media

 $

 1,671,469

 Retailing - 0.4%

 Internet Retail - 0.4%

 4,455,000

 Shutterfly, Inc., 0.25%, 5/15/18

 $

 4,638,769

 Total Retailing

 $

 4,638,769

 Health Care Equipment & Services - 1.6%

 Health Care Equipment - 1.1%

 3,985,000

 Insulet Corp., 2.0%, 6/15/19

 $

 4,027,341

 3,620,000

 NuVasive, Inc., 2.25%, 3/15/21 (144A)

 4,420,925

 4,020,000

 Wright Medical Group, Inc., 2.0%, 2/15/20

 4,062,712

 $

 12,510,978

 Health Care Supplies - 0.5%

 2,015,000

 Endologix, Inc., 2.25%, 12/15/18

 $

 1,921,806

 1,390,000

 Endologix, Inc., 3.25%, 11/1/20

 1,979,012

 935,000

 Quidel Corp., 3.25%, 12/15/20

 949,609

 $

 4,850,427

 Total Health Care Equipment & Services

 $

 17,361,405

 Pharmaceuticals, Biotechnology & Life Sciences - 3.1%

 Biotechnology - 1.7%

 1,920,000

 BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20

 $

 2,539,200

 4,430,000

 Cepheid, 1.25%, 2/1/21

 4,058,988

 2,815,000

 Emergent BioSolutions, Inc., 2.875%, 1/15/21

 3,516,991

 4,270,000

 Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22

 4,654,300

 4,538,000

 PDL BioPharma, Inc., 4.0%, 2/1/18

 4,330,954

 $

 19,100,433

 Pharmaceuticals - 1.3%

 7,215,000

 Innoviva, Inc., 2.125%, 1/15/23

 $

 6,182,353

 3,570,000

 Jazz Investments I, Ltd., 1.875%, 8/15/21

 3,900,225

 2,455,000

 The Medicines Co., 2.5%, 1/15/22

 3,223,722

 780,000

 The Medicines Co., 2.75%, 7/15/23 (144A)

 816,562

 $

 14,122,862

 Life Sciences Tools & Services - 0.1%

 1,415,000

 Albany Molecular Research, Inc., 2.25%, 11/15/18

 $

 1,518,472

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 34,741,767

 Software & Services - 2.1%

 Internet Software & Services - 0.6%

 2,335,000

 Twitter, Inc., 0.25%, 9/15/19

 $

 2,155,497

 3,290,000

 WebMD Health Corp., 2.5%, 1/31/18

 3,682,744

 615,000

 WebMD Health Corp., 2.625%, 6/15/23 (144A)

 621,150

 $

 6,459,391

 Data Processing & Outsourced Services - 0.3%

 3,230,000

 Cardtronics, Inc., 1.0%, 12/1/20

 $

 3,439,950

 Application Software - 1.1%

 1,840,000

 Citrix Systems, Inc., 0.5%, 4/15/19

 $

 2,156,250

 5,130,000

 Mentor Graphics Corp., 4.0%, 4/1/31

 5,630,175

 1,700,000

 Nuance Communications, Inc., 1.0%, 12/15/35 (144A)

 1,526,812

 2,785,000

 Synchronoss Technologies, Inc., 0.75%, 8/15/19

 2,887,697

 $

 12,200,934

 Systems Software - 0.1%

 595,000

 FireEye, Inc., 1.0%, 6/1/35

 $

 552,978

 595,000

 FireEye, Inc., 1.625%, 6/1/35

 549,810

 $

 1,102,788

 Total Software & Services

 $

 23,203,063

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.3%

 2,595,000

 Brocade Communications Systems, Inc., 1.375%, 1/1/20

 $

 2,554,453

 1,300,000

 Finisar Corp., 0.5%, 12/15/33

 1,279,688

 $

 3,834,141

 Total Technology Hardware & Equipment

 $

 3,834,141

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductors - 0.4%

 4,885,000

 ON Semiconductor Corp., 1.0%, 12/1/20

 $

 4,561,124

 Total Semiconductors & Semiconductor Equipment

 $

 4,561,124

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $132,841,280)

 $

 125,537,853

 PREFERRED STOCKS - 0.4%

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 4,940

 CEVA Group Plc, 12/31/14 (e) *

 $

 1,729,018

 Total Transportation

 $

 1,729,018

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 97,845

 6.41

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 2,487,220

 Total Diversified Financials

 $

 2,487,220

 TOTAL PREFERRED STOCKS

 (Cost $7,271,241)

 $

 4,216,238

 CONVERTIBLE PREFERRED STOCKS - 1.4%

 Energy - 0.0% †

 Oil & Gas Exploration & Production - 0.0% †

 715

 Halcon Resources Corp., 5.75%, 12/31/49 (Perpetual)

 $

 30,745

 Total Energy

 $

 30,745

 Health Care Equipment & Services - 0.3%

 Health Care Supplies - 0.2%

 7,708

 Alere, Inc., 3.0%, 12/31/49 (Perpetual)

 $

 2,505,100

 Health Care Services - 0.0% †

 742

 BioScrip, Inc., (Perpetual) (c)

 $

 66,843

 Health Care Facilities - 0.1%

 1,725

 Kindred Healthcare, Inc., 7.5%, 12/1/17

 $

 1,091,960

 Total Health Care Equipment & Services

 $

 3,663,903

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Pharmaceuticals - 0.3%

 2,700

 Allergan plc, 5.5%, 3/1/18

 $

 2,420,118

 1,000

 Teva Pharmaceutical Industries, Ltd., 7.0%, 12/15/18

 888,000

 $

 3,308,118

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 3,308,118

 Banks - 0.8%

 Diversified Banks - 0.8%

 920

 Bank of America Corp., 7.25%, 12/31/49 (Perpetual)

 $

 1,109,520

 5,265

 Wells Fargo & Co., 7.5% (Perpetual)

 7,009,084

 $

 8,118,604

 Total Banks

 $

 8,118,604

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $14,065,824)

 $

 15,121,370

 Shares

 COMMON STOCKS - 5.5%

 Energy - 0.2%

 Oil & Gas Exploration & Production - 0.1%

 5,476,167

 Ascent CNR Corp. Class A

 $

 65,714

 56,793

 Whiting Petroleum Corp. *

 418,564

 $

 484,278

 Oil & Gas Refining & Marketing - 0.1%

 39,932

 Marathon Petroleum Corp. *

 $

 1,572,921

 Total Energy

 $

 2,057,199

 Materials - 0.3%

 Commodity Chemicals - 0.3%

 48,776

 LyondellBasell Industries NV

 $

 3,670,882

 Total Materials

 $

 3,670,882

 Capital Goods - 0.2%

 Aerospace & Defense - 0.1%

 12,090

 Orbital ATK, Inc.

 $

 1,053,281

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 399,108

 Commercial Vehicle Group, Inc. *

 $

 1,652,307

 Industrial Machinery - 0.0% †

 73,714

 Liberty Tire Recycling LLC (c)

 $

 737

 Total Capital Goods

 $

 2,706,325

 Commercial Services & Supplies - 0.0% †

 Diversified Support Services - 0.0% †

 53

 IAP Worldwide Services, Inc.

 $

 71,570

 Total Commercial Services & Supplies

 $

 71,570

 Transportation - 0.3%

 Air Freight & Logistics - 0.1%

 2,282

 CEVA Group Plc *

 $

 798,721

 Airlines - 0.2%

 60,954

 United Continental Holdings, Inc. *

 $

 2,858,133

 Total Transportation

 $

 3,656,854

 Automobiles & Components - 0.7%

 Automobile Manufacturers - 0.7%

 585,100

 Ford Motor Co.

 $

 7,407,366

 Total Automobiles & Components

 $

 7,407,366

 Consumer Services - 0.3%

 Restaurants - 0.3%

 58,543

 Starbucks Corp.

 $

 3,398,421

 Education Services - 0.0% †

 13,966

 Cengage Learning Holdings II, Inc.

 $

 339,842

 Total Consumer Services

 $

 3,738,263

 Health Care Equipment & Services - 0.6%

 Health Care Services - 0.1%

 255,259

 BioScrip, Inc. *

 $

 653,463

 Managed Health Care - 0.5%

 29,704

 Aetna, Inc.

 $

 3,422,198

 16,643

 Cigna Corp.

 2,146,281

 $

 5,568,479

 Total Health Care Equipment & Services

 $

 6,221,942

 Pharmaceuticals, Biotechnology & Life Sciences - 0.7%

 Pharmaceuticals - 0.2%

 47,724

 Mylan NV

 $

 2,233,006

 Life Sciences Tools & Services - 0.5%

 14,198

 Bio-Rad Laboratories, Inc. *

 $

 2,059,988

 20,091

 Thermo Fisher Scientific, Inc.

 3,191,254

 $

 5,251,242

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 7,484,248

 Banks - 0.2%

 Diversified Banks - 0.2%

 29,608

 JPMorgan Chase & Co.

 $

 1,894,024

 Total Banks

 $

 1,894,024

 Diversified Financials - 0.1%

 Consumer Finance - 0.1%

 24,013

 Capital One Financial Corp.

 $

 1,610,792

 Total Diversified Financials

 $

 1,610,792

 Real Estate - 1.0%

 Diversified REIT - 0.8%

 357,469

 Forest City Enterprises LP *

 $

 8,454,142

 Specialized REIT - 0.2%

 86,088

 Communications Sales & Leasing, Inc.

 $

 2,675,615

 Total Real Estate

 $

 11,129,757

 Technology Hardware & Equipment - 0.8%

 Technology Hardware, Storage & Peripherals - 0.5%

 166,316

 NCR Corp. *

 $

 5,483,439

 Electronic Manufacturing Services - 0.3%

 54,309

 TE Connectivity, Ltd.

 $

 3,273,747

 Total Technology Hardware & Equipment

 $

 8,757,186

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 87,633

 Windstream Holdings, Inc.

 $

 815,863

 Total Telecommunication Services

 $

 815,863

 TOTAL COMMON STOCKS

 (Cost $45,167,073)

 $

 61,222,271

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.1%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 999,619

 VOLT XXV LLC, 4.5%, 6/26/45 (Step) (144A)

 $

 943,087

 Total Banks

 $

 943,087

 TOTAL ASSET BACKED SECURITIES

 (Cost $981,193)

 $

 943,087

 COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%

 Banks - 2.1%

 Thrifts & Mortgage Finance - 2.1%

 1,000,000

 5.97

 Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51

 $

 935,269

 1,150,000

 5.72

 Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16, Floating Rate Note, 6/11/40 (144A)

 1,055,625

 1,475,000

 5.08

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 1,432,372

 2,500,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 1,552,136

 2,750,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 2,604,417

 1,200,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 973,086

 600,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 486,484

 510,044

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 402,190

 2,513,900

 5.00

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 2,393,468

 695,581

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 688,625

 3,000,000

 3.95

 JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS, Floating Rate Note, 11/18/47 (144A)

 2,306,631

 1,350,000

 4.05

 JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 REMICS, Floating Rate Note, 1/18/46 (144A)

 1,231,432

 4,270,000

 4.08

 JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 4,130,740

 2,171,000

 5.08

 PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)

 2,139,921

 400,000

 5.58

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 399,006

 $

 22,731,402

 Total Banks

 $

 22,731,402

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $23,605,135)

 $

 22,731,402

 CORPORATE BONDS - 65.4%

 Energy - 11.3%

 Oil & Gas Drilling - 0.3%

 780,000

 Rowan Companies, Inc., 4.875%, 6/1/22

 $

 661,050

 3,604,000

 Rowan Companies, Inc., 5.4%, 12/1/42

 2,432,700

 375,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 270,938

 $

 3,364,688

 Oil & Gas Equipment & Services - 0.5%

 4,500,000

 Archrock Partners LP, 6.0%, 10/1/22

 $

 4,050,000

 1,850,000

 Archrock Partners LP, 6.0%, 4/1/21

 1,706,625

 $

 5,756,625

 Oil & Gas Exploration & Production - 5.7%

 2,360,000

 Antero Resources Corp., 6.0%, 12/1/20

 $

 2,336,400

 5,200,000

 California Resources Corp., 8.0%, 12/15/22 (144A)

 3,329,040

 3,020,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 3,012,450

 3,756,000

 Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)

 3,267,720

 488,000

 Comstock Resources, Inc., 9.5%, 6/15/20

 223,260

 3,675,000

 Concho Resources, Inc., 5.5%, 4/1/23

 3,629,062

 2,055,000

 Continental Resources, Inc., 3.8%, 6/1/24

 1,757,025

 3,310,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 2,101,850

 5,205,000

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 754,725

 1,385,000

 Extraction Oil & Gas Holdings LLC, 7.875%, 7/15/21 (144A)

 1,385,000

 7,615,000

 Gulfport Energy Corp., 7.75%, 11/1/20

 7,805,375

 2,185,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 1,966,500

 2,943,000

 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)

 2,781,135

 3,610,000

 Memorial Resource Development Corp., 5.875%, 7/1/22

 3,610,758

 2,190,000

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21 (e)

 27,375

 2,240,000

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 1,573,600

 6,455,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 5,631,988

 4,510,000

 PDC Energy, Inc., 7.75%, 10/15/22

 4,656,575

 2,688,000

 QEP Resources, Inc., 5.375%, 10/1/22

 2,567,040

 2,890,000

 Range Resources Corp., 5.75%, 6/1/21

 2,803,300

 1,200,000

 Rice Energy Inc., 6.25%, 5/1/22

 1,170,000

 1,475,000

 Rice Energy, Inc., 7.25%, 5/1/23

 1,478,688

 800,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 538,000

 2,375,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 1,816,875

 1,850,000

 WPX Energy, Inc., 7.5%, 8/1/20

 1,822,250

 670,000

 WPX Energy, Inc., 8.25%, 8/1/23

 657,015

 $

 62,703,006

 Oil & Gas Refining & Marketing - 0.9%

 6,525,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 4,779,562

 4,695,000

 Tesoro Corp., 5.375%, 10/1/22

 4,824,112

 $

 9,603,674

 Oil & Gas Storage & Transportation - 3.8%

 3,150,000

 Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)

 $

 2,961,000

 2,200,000

 Crestwood Midstream Partners LP, 6.25%, 4/1/23

 2,046,000

 685,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 571,554

 1,973,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 1,819,029

 3,655,000

 Genesis Energy LP, 5.75%, 2/15/21

 3,618,450

 3,375,000

 Global Partners LP, 7.0%, 6/15/23

 2,860,312

 1,555,000

 Holly Energy Partners LP, 6.0%, 8/1/24 (144A)

 1,574,438

 4,755,000

 ONEOK, Inc., 7.5%, 9/1/23

 5,206,725

 6,775,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 6,995,188

 1,800,000

 Sabine Pass Liquefaction LLC, 5.75%, 5/15/24

 1,845,000

 490,000

 Targa Resources Partners LP, 4.125%, 11/15/19

 488,162

 2,900,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 2,689,750

 2,491,000

 Targa Resources Partners LP, 5.25%, 5/1/23

 2,434,952

 8,105,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 7,436,338

 $

 42,546,898

 Coal & Consumable Fuels - 0.1%

 1,875,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20

 $

 1,593,750

 Total Energy

 $

 125,568,641

 Materials - 5.0%

 Commodity Chemicals - 0.9%

 1,220,000

 Hexion, Inc., 6.625%, 4/15/20

 $

 1,030,900

 1,567,000

 Hexion, Inc., 8.875%, 2/1/18

 1,398,548

 1,015,000

 Hexion, Inc., 9.0%, 11/15/20

 702,888

 1,450,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 1,326,750

 2,420,000

 Tronox Finance LLC, 6.375%, 8/15/20

 1,960,200

 4,560,000

 Tronox Finance LLC, 7.5%, 3/15/22 (144A)

 3,619,500

 $

 10,038,786

 Diversified Chemicals - 0.1%

 1,140,000

 CVR Partners LP, 9.25%, 6/15/23 (144A)

 $

 1,165,650

 Metal & Glass Containers - 3.3%

 4,146,794

 Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)

 $

 4,271,198

 3,350,000

 Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)

 3,446,480

 758,824

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 762,618

 7,100,000

 Ball Corp., 5.25%, 7/1/25

 7,668,000

 13,120,000

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 14,596,000

 2,790,000

 Reynolds Group Issuer, Inc., 7.0%, 7/15/24 (144A)

 2,948,681

 2,565,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 2,635,538

 $

 36,328,515

 Diversified Metals & Mining - 0.5%

 3,285,000

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $

 3,071,475

 1,345,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,237,400

 400,000

 Teck Resources, Ltd., 8.0%, 6/1/21 (144A)

 427,000

 400,000

 Teck Resources, Ltd., 8.5%, 6/1/24 (144A)

 435,000

 $

 5,170,875

 Paper Products - 0.2%

 2,845,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 2,332,900

 Total Materials

 $

 55,036,726

 Capital Goods - 3.2%

 Aerospace & Defense - 0.3%

 3,880,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 3,753,900

 Building Products - 0.2%

 2,000,000

 Griffon Corp., 5.25%, 3/1/22

 $

 2,002,500

 Construction & Engineering - 0.8%

 3,210,000

 AECOM, 5.875%, 10/15/24

 $

 3,442,725

 5,645,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 5,701,450

 $

 9,144,175

 Industrial Conglomerates - 0.4%

 4,030,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 4,347,362

 Industrial Machinery - 0.6%

 4,901,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 4,398,648

 1,635,521

 Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (c)

 1,210,286

 945,000

 Xerium Technologies, Inc., 8.875%, 6/15/18

 969,570

 $

 6,578,504

 Trading Companies & Distributors - 0.9%

 5,200,000

 Rexel SA, 5.25%, 6/15/20 (144A)

 $

 5,408,000

 2,000,000

 United Rentals North America, Inc., 5.75%, 11/15/24

 2,075,000

 2,330,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 2,394,075

 $

 9,877,075

 Total Capital Goods

 $

 35,703,516

 Commercial Services & Supplies - 0.5%

 Environmental & Facilities Services - 0.2%

 2,110,000

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 $

 2,149,562

 Diversified Support Services - 0.3%

 1,800,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $

 1,593,000

 2,165,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 1,558,800

 $

 3,151,800

 Total Commercial Services & Supplies

 $

 5,301,362

 Transportation - 1.2%

 Airlines - 0.4%

 1,920,000

 Air Canada, 5.00%, 3/15/20 (144A)

 $

 1,867,200

 2,950,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 2,662,375

 $

 4,529,575

 Railroads - 0.4%

 4,250,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 4,356,250

 Trucking - 0.4%

 3,147,000

 Jack Cooper Holdings Corp., 9.25%, 6/1/20

 $

 2,265,840

 3,500,000

 syncreon Group BV, 8.625%, 11/1/21 (144A)

 2,590,000

 $

 4,855,840

 Total Transportation

 $

 13,741,665

 Automobiles & Components - 0.8%

 Auto Parts & Equipment - 0.1%

 909,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $

 897,638

 Automobile Manufacturers - 0.7%

 3,380,000

 Dana Financing Luxembourg Sarl, 6.5%, 6/1/26 (144A)

 $

 3,464,500

 4,135,000

 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)

 4,248,712

 $

 7,713,212

 Total Automobiles & Components

 $

 8,610,850

 Consumer Durables & Apparel - 4.6%

 Homebuilding - 4.3%

 1,540,000

 CalAtlantic Group, Inc., 5.375%, 10/1/22

 $

 1,597,750

 6,975,000

 CalAtlantic Group, Inc., 6.25%, 12/15/21

 7,567,875

 4,345,000

 DR Horton, Inc., 5.75%, 8/15/23

 4,844,675

 8,375,000

 KB Home, 7.0%, 12/15/21

 8,877,500

 4,150,000

 Lennar Corp., 4.5%, 6/15/19

 4,347,125

 7,930,000

 Lennar Corp., 4.75%, 11/15/22

 8,326,500

 3,660,000

 Meritage Homes Corp., 7.0%, 4/1/22

 4,016,850

 3,110,000

 PulteGroup, Inc., 5.0%, 1/15/27

 3,106,112

 1,500,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 1,530,900

 3,990,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 4,109,700

 $

 48,324,987

 Textiles - 0.3%

 2,920,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $

 3,022,200

 Total Consumer Durables & Apparel

 $

 51,347,187

 Consumer Services - 2.3%

 Casinos & Gaming - 1.0%

 472,340

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)

 $

 2,362

 11,660,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 10,362,825

 700,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 476,000

 $

 10,841,187

 Hotels, Resorts & Cruise Lines - 0.8%

 1,480,000

 NCL Corp, Ltd., 4.625%, 11/15/20 (144A)

 $

 1,494,800

 2,750,000

 NCL Corp., Ltd., 5.25%, 11/15/19 (144A)

 2,811,875

 1,680,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 1,318,800

 4,290,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 3,785,925

 $

 9,411,400

 Specialized Consumer Services - 0.5%

 3,475,000

 Constellis Holdings LLC, 9.75%, 5/15/20 (144A)

 $

 3,388,125

 2,160,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 2,052,000

 $

 5,440,125

 Total Consumer Services

 $

 25,692,712

 Media - 3.2%

 Advertising - 0.2%

 2,320,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 2,244,600

 Broadcasting - 1.1%

 6,170,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $

 6,632,750

 2,220,000

 Gray Television, Inc., 5.875%, 7/15/26 (144A)

 2,282,160

 2,730,000

 Nexstar Escrow Corp., 5.625%, 8/1/24 (144A)

 2,774,362

 $

 11,689,272

 Cable & Satellite - 1.5%

 3,370,000

 DISH DBS Corp., 5.875%, 7/15/22

 $

 3,367,911

 1,670,000

 Neptune Finco Corp., 6.625%, 10/15/25 (144A)

 1,799,425

 2,245,000

 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)

 2,288,508

 9,050,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 9,389,375

 $

 16,845,219

 Movies & Entertainment - 0.3%

 2,895,000

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 $

 2,931,188

 Publishing - 0.1%

 1,253,000

 Trader Corp., 9.875%, 8/15/18 (144A)

 $

 1,282,759

 Total Media

 $

 34,993,038

 Retailing - 1.0%

 Department Stores - 0.2%

 2,710,000

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $

 2,831,950

 Computer & Electronics Retail - 0.1%

 1,340,000

 Rent-A-Center, Inc., 6.625%, 11/15/20

 $

 1,252,900

 Specialty Stores - 0.4%

 4,010,000

 Outerwall, Inc., 5.875%, 6/15/21

 $

 4,060,125

 Automotive Retail - 0.3%

 2,900,000

 Asbury Automotive Group, Inc., 6.0%, 12/15/24

 $

 2,973,950

 Total Retailing

 $

 11,118,925

 Food & Staples Retailing - 0.0% †

 Food Retail - 0.0% †

 391,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 375,360

 Total Food & Staples Retailing

 $

 375,360

 Food, Beverage & Tobacco - 2.6%

 Distillers & Vintners - 0.4%

 3,900,000

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 4,104,750

 Agricultural Products - 0.2%

 2,925,000

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

 $

 2,398,500

 Packaged Foods & Meats - 1.5%

 1,710,000

 Dole Food Co., Inc., 7.25%, 5/1/19 (144A)

 $

 1,722,825

 2,425,000

 Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)

 2,455,312

 7,600,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 8,018,000

 1,775,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 1,894,812

 1,940,000

 Post Holdings, Inc., 8.0%, 7/15/25 (144A)

 2,226,150

 $

 16,317,099

 Tobacco - 0.5%

 6,895,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 6,067,600

 Total Food, Beverage & Tobacco

 $

 28,887,949

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 1,245,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 $

 1,263,675

 Total Household & Personal Products

 $

 1,263,675

 Health Care Equipment & Services - 4.3%

 Health Care Services - 0.5%

 3,675,000

 BioScrip, Inc., 8.875%, 2/15/21

 $

 3,390,188

 1,795,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 1,869,026

 $

 5,259,214

 Health Care Facilities - 2.9%

 850,000

 CHS, 6.875%, 2/1/22

 $

 731,000

 8,900,000

 CHS, Inc., 8.0%, 11/15/19

 8,555,125

 13,460,000

 HCA, Inc., 5.375%, 2/1/25

 14,006,880

 7,975,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 7,356,938

 1,265,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,176,450

 $

 31,826,393

 Managed Health Care - 0.9%

 2,000,000

 Centene Corp., 5.625%, 2/15/21

 $

 2,112,500

 1,325,000

 Centene Corp., 6.125%, 2/15/24

 1,423,554

 6,765,000

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 6,997,581

 $

 10,533,635

 Total Health Care Equipment & Services

 $

 47,619,242

 Pharmaceuticals, Biotechnology & Life Sciences - 1.8%

 Pharmaceuticals - 1.8%

 2,690,000

 DPx Holdings BV, 7.5%, 2/1/22 (144A)

 $

 2,858,125

 4,160,000

 Endo Finance LLC, 5.75%, 1/15/22 (144A)

 3,744,000

 3,725,000

 Impax Laboratories, Inc., 2.0%, 6/15/22

 3,420,016

 12,195,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 10,152,338

 $

 20,174,479

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 20,174,479

 Banks - 2.5%

 Diversified Banks - 2.3%

 3,175,000

 6.10

 Bank of America Corp., Floating Rate Note, 12/31/49 (Perpetual)

 $

 3,319,558

 600,000

 6.30

 Bank of America Corp., Floating Rate Note, 12/31/49 (Perpetual)

 653,812

 5,755,000

 5.90

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 5,906,069

 3,225,000

 6.25

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 3,474,938

 5,680,000

 8.12

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 5,978,200

 6,000,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 5,962,500

 $

 25,295,077

 Thrifts & Mortgage Finance - 0.2%

 2,920,000

 Provident Funding Associates LP, 6.75%, 6/15/21 (144A)

 $

 2,788,600

 Total Banks

 $

 28,083,677

 Diversified Financials - 3.8%

 Specialized Finance - 1.6%

 5,825,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 $

 5,810,438

 1,310,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 1,100,400

 7,220,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 6,209,200

 1,820,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 1,747,200

 3,100,000

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 3,107,750

 $

 17,974,988

 Consumer Finance - 1.8%

 1,870,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 1,916,750

 1,250,000

 Ally Financial, Inc., 4.625%, 5/19/22

 1,291,612

 8,157,000

 Ally Financial, Inc., 5.75%, 11/20/25

 8,493,476

 3,875,000

 5.55

 Capital One Financial Corp., Floating Rate Note, 12/31/49 (Perpetual)

 3,930,219

 1,930,000

 Navient Corp., 6.625%, 7/26/21

 1,949,300

 3,265,000

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 2,563,025

 $

 20,144,382

 Investment Banking & Brokerage - 0.4%

 4,325,000

 5.55

 Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)

 $

 4,379,062

 Total Diversified Financials

 $

 42,498,432

 Insurance - 3.7%

 Reinsurance - 3.7%

 500,000

 5.78

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 514,400

 1,000,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (d) (f)

 48,600

 1,200,000

 Berwick 2016-1 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (d) (f)

 1,235,760

 1,000,000

 Berwick Segregated Account (KANE SAC Ltd.), Variable Rate Note, 1/22/16 (d) (f)

 30,000

 250,000

 0.00

 Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat Bond) (144A)

 247,300

 3,600,000

 Carnosutie 2016-N,Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (d) (f)

 3,726,720

 4,500,000

 Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (d) (f)

 91,800

 1,100,000

 Eden Re II, Ltd., 4/23/19 (144A) (d) (f)

 1,140,700

 2,400,000

 Gleneagles Segregated Account (KANE SAC Ltd), Variable Rate Notes, 11/30/20 (d) (f)

 2,513,040

 4,500,000

 Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Note 11/30/20 (d) (f)

 4,786,650

 1,000,000

 6.87

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond)  (144A)

 1,015,900

 1,250,000

 9.46

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 1,281,875

 600,000

 Kingsbarns Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 5/15/17 (d) (f)

 563,640

 500,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (d) (f)

 487,050

 2,600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d) (f)

 182,000

 2,600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d) (f)

 2,648,100

 1,000,000

 Madison Re. Variable Rate Notes, 3/31/19 (d) (f)

 1,017,700

 4,500,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (d) (f)

 176,400

 5,800,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (d) (f)

 605,520

 2,000,000

 Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (d) (f)

 2,034,600

 4,200,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (d) (f)

 4,299,540

 5,120,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (d) (f)

 92,160

 1,500,000

 Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16 (d) (f)

 112,350

 1,200,000

 4.50

 Resilience Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond)

 1,200,000

 8,310

 Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (d) (f)

 11,008

 1,550,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (d) (f)

 1,615,875

 2,000,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (d) (f)

 5,200

 2,700,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (d) (f)

 2,865,780

 3,000,000

 St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16 (d) (f)

 59,100

 2,450,000

 St. Andrews Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 2/1/18 (d) (f)

 2,527,665

 4,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (d) (f)

 4,006,000

 4,400,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (d) (f)

 64,240

 $

 41,206,673

 Total Insurance

 $

 41,206,673

 Real Estate - 0.5%

 Specialized REIT - 0.3%

 3,463,533

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 3,550,121

 Real Estate Services - 0.2%

 1,480,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,494,800

 Total Real Estate

 $

 5,044,921

 Software & Services - 1.9%

 Internet Software & Services - 0.9%

 3,225,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $

 3,289,500

 6,085,000

 j2 Cloud Services, Inc., 8.0%, 8/1/20

 6,355,052

 $

 9,644,552

 Data Processing & Outsourced Services - 0.8%

 2,750,000

 First Data Corp., 5.0%, 1/15/24 (144A)

 $

 2,770,625

 3,500,000

 First Data Corp., 5.75%, 1/15/24 (144A)

 3,517,430

 1,830,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 1,882,612

 1,603,000

 NeuStar, Inc., 4.5%, 1/15/23

 1,416,651

 $

 9,587,318

 Application Software - 0.2%

 2,245,000

 Open Text Corp., 5.875%, 6/1/26 (144A)

 $

 2,333,431

 Total Software & Services

 $

 21,565,301

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.2%

 1,890,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $

 1,993,950

 IT Consulting & Other Services - 0.3%

 1,645,000

 Diamond 1 Finance Corp., 5.875%, 6/15/21 (144A)

 $

 1,719,020

 1,505,000

 Diamond 1 Finance Corp., 7.125%, 6/15/24 (144A)

 1,619,339

 $

 3,338,359

 Technology Hardware, Storage & Peripherals - 0.2%

 2,725,000

 Diebold, Inc., 8.5%, 4/15/24 (144A)

 $

 2,728,406

 Total Technology Hardware & Equipment

 $

 8,060,715

 Semiconductors & Semiconductor Equipment - 0.8%

 Semiconductor Equipment - 0.4%

 4,250,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 4,377,500

 Semiconductors - 0.4%

 2,355,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 2,107,725

 2,350,000

 Micron Technology, Inc., 5.875%, 2/15/22

 2,267,750

 $

 4,375,475

 Total Semiconductors & Semiconductor Equipment

 $

 8,752,975

 Telecommunication Services - 7.0%

 Integrated Telecommunication Services - 3.7%

 3,625,000

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 3,706,562

 3,300,000

 CenturyLink, Inc., 6.45%, 6/15/21

 3,522,750

 300,000

 CenturyLink, Inc., 7.5%, 4/1/24

 320,250

 7,115,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 7,372,919

 9,401,000

 Frontier Communications Corp., 8.5%, 4/15/20

 10,115,476

 3,100,000

 Frontier Communications Corp., 8.75%, 4/15/22

 3,208,500

 530,000

 Frontier Communications Corp., 8.875%, 9/15/20

 569,586

 1,575,000

 SFR Group SA, 6.0%, 5/15/22 (144A)

 1,535,625

 5,040,000

 Windstream Corp., 7.5%, 6/1/22

 4,636,800

 2,975,000

 Windstream Services LLC, 6.375%, 8/1/23

 2,573,375

 3,460,000

 Windstream Services LLC, 7.75%, 10/15/20

 3,449,188

 $

 41,011,031

 Wireless Telecommunication Services - 3.3%

 1,840,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $

 1,843,459

 1,375,000

 Altice US Finance I Corp., 5.375%, 7/15/23 (144A)

 1,419,688

 1,055,000

 Altice US Finance I Corp., 5.5%, 5/15/26 (144A)

 1,091,925

 19,695,000

 Sprint Corp., 7.25%, 9/15/21

 18,377,994

 700,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 747,033

 860,000

 T-Mobile USA, Inc., 6.5%, 1/15/26

 931,380

 4,300,000

 T-Mobile USA, Inc., 6.542%, 4/28/20

 4,439,750

 1,635,000

 T-Mobile USA, Inc., 6.633%, 4/28/21

 1,718,794

 2,000,000

 T-Mobile USA, Inc., 6.731%, 4/28/22

 2,095,000

 3,350,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 3,461,086

 $

 36,126,109

 Total Telecommunication Services

 $

 77,137,140

 Utilities - 2.6%

 Electric Utilities - 0.9%

 7,360,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 $

 6,973,600

 3,740,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 3,291,200

 $

 10,264,800

 Gas Utilities - 0.9%

 1,065,000

 DCP Midstream Operating LP, 2.7%, 4/1/19

 $

 1,027,725

 1,785,000

 DCP Midstream Operating LP, 3.875%, 3/15/23

 1,682,362

 2,375,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 2,161,250

 1,850,000

 Ferrellgas LP, 6.5%, 5/1/21

 1,683,500

 3,585,000

 Ferrellgas LP, 6.75%, 1/15/22

 3,244,425

 $

 9,799,262

 Independent Power Producers & Energy Traders - 0.8%

 1,650,000

 AES Corp. Virginia, 5.5%, 3/15/24

 $

 1,705,688

 350,000

 NRG Energy, Inc., 6.25%, 7/15/22

 351,750

 1,575,000

 NRG Energy, Inc., 6.625%, 1/15/27 (144A)

 1,557,281

 1,750,000

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 1,795,938

 1,726,000

 NRG Energy, Inc., 7.875%, 5/15/21

 1,790,725

 1,235,000

 TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)

 1,239,631

 $

 8,441,013

 Total Utilities

 $

 28,505,075

 TOTAL CORPORATE BONDS

 (Cost $727,748,240)

 $

 726,290,236

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.6%

 6,440,000

 U.S. Treasury Bills, 8/18/16 (g)

 $

 6,439,453

 2,780,000

 U.S. Treasury Bills, 8/25/16 (g)

 2,779,675

 5,000,000

 0.37

 U.S. Treasury Note, Floating Rate Note, 10/31/16

 5,000,600

 10,525,000

 0.49

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 10,536,356

 10,540,000

 0.40

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 10,541,834

 10,930,000

 0.59

 United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18

 10,954,549

 16,365,000

 0.51

 United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18

 16,383,002

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $62,606,769)

 $

 62,635,469

 SENIOR FLOATING RATE LOAN INTERESTS - 6.5%

 Energy - 0.3%

 Oil & Gas Drilling - 0.3%

 3,863,910

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 $

 3,434,050

 Oil & Gas Exploration & Production - 0.0% †

 903,444

 15.00

 Ascent Resources – Utica LLC, Term Loan (Second Lien), 7/1/19

 $

 365,895

 Total Energy

 $

 3,799,945

 Materials - 0.5%

 Specialty Chemicals - 0.1%

 1,331,673

 3.75

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 $

 1,337,291

 Diversified Metals & Mining - 0.1%

 1,049,501

 4.25

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 1,030,069

 Steel - 0.3%

 3,450,000

 6.00

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 3,471,562

 Total Materials

 $

 5,838,922

 Capital Goods - 0.3%

 Building Products - 0.3%

 2,802,068

 6.00

 Builders FirstSource, Inc., Initial Term Loan, 7/24/22

 $

 2,816,429

 Total Capital Goods

 $

 2,816,429

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.1%

 608,013

 4.00

 WCA Waste Corp., Term Loan, 3/23/18

 $

 608,139

 Diversified Support Services - 0.0% †

 415,638

 4.65

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 378,230

 Security & Alarm Services - 0.2%

 2,673,469

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 2,657,316

 Total Commercial Services & Supplies

 $

 3,643,685

 Automobiles & Components - 0.8%

 Auto Parts & Equipment - 0.8%

 7,312

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 7,328

 1,925,797

 4.50

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 1,934,223

 6,915,662

 4.00

 Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20

 6,894,050

 $

 8,835,601

 Total Automobiles & Components

 $

 8,835,601

 Media - 0.3%

 Advertising - 0.2%

 1,953,101

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 1,861,956

 Broadcasting - 0.1%

 1,391,583

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20

 $

 1,392,888

 Movies & Entertainment - 0.0% †

 304,381

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 $

 303,620

 Total Media

 $

 3,558,464

 Retailing - 0.6%

 Automotive Retail - 0.6%

 6,333,129

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 $

 6,348,962

 Total Retailing

 $

 6,348,962

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 1,250,000

 3.50

 Revlon Consumer Products Corp., Term Loan (First Lien), 7/22/23

 $

 1,250,156

 Total Household & Personal Products

 $

 1,250,156

 Health Care Equipment & Services - 1.4%

 Health Care Supplies - 0.2%

 2,355,719

 5.00

 Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20

 $

 2,363,080

 Health Care Services - 1.1%

 1,150,834

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 1,099,046

 715,416

 6.50

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 718,099

 1,995,696

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 1,910,879

 1,197,418

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 1,146,527

 3,430,000

 8.63

 Concentra, Inc., Initial Term Loan (Second Lien), 4/8/23

 3,362,429

 2,531,725

 4.25

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 2,542,011

 1,342,000

 4.50

 National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22

 1,337,807

 $

 12,116,798

 Health Care Facilities - 0.1%

 697,395

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17 (e)

 $

 578,838

 Managed Health Care - 0.0% †

 507,002

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)

 $

 420,812

 Total Health Care Equipment & Services

 $

 15,479,528

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.3%

 3,570,575

 7.00

 Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22

 $

 3,249,223

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 3,249,223

 Insurance - 0.0% †

 Multi-line Insurance - 0.0% †

 365,988

 4.50

 Alliant Holdings Intermediate LLC, Initial Term Loan, 7/28/22

 $

 364,387

 Total Insurance

 $

 364,387

 Software & Services - 0.2%

 IT Consulting & Other Services - 0.2%

 1,960,000

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 1,614,550

 Total Software & Services

 $

 1,614,550

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductors - 0.4%

 4,450,000

 5.25

 ON Semiconductor Corp., Term Loan (First Lien), 3/31/23

 $

 4,505,625

 Total Semiconductors & Semiconductor Equipment

 $

 4,505,625

 Telecommunication Services - 0.9%

 Integrated Telecommunication Services - 0.9%

 5,000,000

 0.00

 Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22

 $

 5,026,250

 5,100,408

 3.65

 Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23

 5,085,383

 $

 10,111,633

 Total Telecommunication Services

 $

 10,111,633

 Utilities - 0.1%

 Electric Utilities - 0.1%

 222,010

 5.00

 Texas Competitive Electric Holding, Term Loan (First Lien), 7/27/23

 $

 223,051

 973,430

 5.00

 Texas Competitive Electric Holding, Term Loan (First Lien), 7/27/23

 977,993

 $

 1,201,044

 Total Utilities

 $

 1,201,044

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $73,337,924)

 $

 72,618,154

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Health Care Equipment & Services - 0.0% †

 Health Care Services - 0.0% †

 2,136

 BioScrip, Inc. 6/30/25

 $

 –

 2,136

 BioScrip, Inc. 6/30/25

 –

 $

 –

 Total Health Care Equipment & Services

 $

 –

 TOTAL RIGHTS / WARRANTS

 (Cost $–)

 $

 –

 TOTAL INVESTMENT IN SECURITIES - 98.3%

 (Cost $1,087,624,678) (a)

 $

 1,091,316,080

 OTHER ASSETS & LIABILITIES - 1.7%

 $

 18,948,634

 TOTAL NET ASSETS - 100.0%

 $

 1,110,264,714

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (Cat Bond)

 Catastrophe or event-linked bond. At July 31, 2016, the value of these securities amounted to $4,259,475 or 0.4% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represents a pay in kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2016, the value of these securities amounted to

$278,524,249 or 25.1% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $1,093,155,190 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           58,643,423

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (60,482,533)

 Net unrealized depreciation

 $

           (1,839,110)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (d)

 Rate to be determined.

 (e)

 Security is in default.

 (f)

 Structured reinsurance investment. At July 31, 2016, the value of these securities amounted to $36,947,198 or 3.3% of total net assets.

 (g)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received

 Unrealized Appreciation

       27,629,015

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/19

  $        1,879,644

  $                 6,921

         5,979,600

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/20

               138,129

                  141,418

  $      2,017,773

  $            148,339

                           (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

                           (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $                      -

  $       125,537,853

  $                     -

  $           125,537,853

 Preferred Stocks

   Transportation

     Air Freight & Logistics

                         -

               1,729,018

                         -

                  1,729,018

   Diversified Financials

     Consumer Finance

             2,487,220

                           -

                         -

                  2,487,220

 Convertible Preferred Stocks

   Energy

     Oil & Gas Exploration & Production

                         -

                   30,745

                         -

                      30,745

   Health Care Equipment & Services

     Health Care Services

                         -

                           -

                66,843

                      66,843

     Health Care Facilities

                         -

               1,091,960

                         -

                  1,091,960

   All Other Convertible Preferred Stocks

           13,931,822

                           -

                         -

                13,931,822

 Common Stock

   Capital Goods

     Industrial Machinery

                         -

                           -

                     737

                          737

   Commercial Services & Supplies

     Diversified Support Services

                         -

                   71,570

                         -

                      71,570

   Transportation

     Air Freight & Logistics

                         -

                 798,721

                         -

                    798,721

   Consumer Services

     Education Services

                         -

                 339,842

                         -

                    339,842

   All Other Common Stocks

           60,011,401

                           -

                         -

                60,011,401

 Asset Backed Securities

                         -

                 943,087

                         -

                    943,087

 Collateralized Mortgage Obligations

                         -

             22,731,402

                         -

                22,731,402

 Corporate Bonds

   Capital Goods

     Industrial Machinery

                         -

                           -

            1,210,286

                  1,210,286

   Insurance

     Reinsurance

                         -

               3,059,475

          38,147,198

                41,206,673

   All Other Corporate Bonds

                         -

           683,873,277

                         -

              683,873,277

 U.S. Government Agency Obligations

                         -

             62,635,469

                         -

                62,635,469

 Senior Floating Rate Loan Interests

                         -

             72,618,154

                         -

                72,618,154

 Total

  $     76,430,443

  $    975,460,573

  $    39,425,064

  $     1,091,316,080

 Other Financial Instruments

 Unrealized depreciation on futures contracts

  $          (837,670)

  $                     -

  $                   -

  $               (837,670)

 Unrealized appreciation on swap contracts

                       -

                 148,339

                       -

                    148,339

 Total Other Financial Instruments

  $                   -

  $           148,339

  $                   -

  $               148,339

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Convertible Preferred Stocks

 Preferred Stocks

 Common Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/15

  $             58,827

  $               83,750

  $                 737

  $            57,024,299

  $       57,167,613

 Realized gain (loss)1

                         -

                 (83,750)

                         -

                      14,701

               (69,049)

 Change in unrealized appreciation (depreciation)2

                   8,016

                           -

                         -

               (31,395,725)

         (31,387,709)

 Purchases

                         -

                           -

                         -

                34,615,029

          34,615,029

 Sales

                         -

                           -

                         -

               (20,900,820)

         (20,900,820)

 Transfers in to Level 3*

                         -

                           -

                         -

                              -

                         -

 Transfers out of Level 3*

                         -

                           -

                         -

                              -

                         -

 Balance as of 7/31/16

  $            66,843

  $                       -

  $                737

  $          39,357,484

  $    39,425,064

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/16

  $      (27,460,274)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 28, 2016 * Print the name and title of each signing officer under his or her signature.